Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	BNY Mellon Short Term Municipal Bond Fund
Entity Central Index Key	0000810305
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 26, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Aug. 01, 2022
BNY Mellon Short Term Municipal Bond Fund | Class D
Prospectus:
Trading Symbol	DSIBX
BNY Mellon Short Term Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DIMIX
BNY Mellon Short Term Municipal Bond Fund | Class A Shares
Prospectus:
Trading Symbol	DMBAX
BNY Mellon Short Term Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DMYBX